TAXES	12 Months Ended
Mar. 31, 2024
TAXES
TAXES

NOTE 15 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Eshallgo HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, Eshallgo HK did not generate any assessable profits arising in or derived from Hong Kong for the years ended March 31, 2024, 2023 and 2022, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Eshallgo WFOE, Junzhang Shanghai and Junzhang Beijing are incorporated in the PRC, and are subject to the PRC Enterprise Income Tax Laws (“EIT Laws”) and are taxed at the statutory income tax rate of 25%, with special preferable tax holiday.

EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The VIE, Junzhang Shanghai, is qualified as HNTE and has renewed its HNTE certificate in 2021. Therefore, Junzhang Shanghai is eligible to enjoy a preferential tax rate of 15% from 2021 to 2023 to the extent it has taxable income under the EIT Law. However, as Junzhang Shanghai was also qualified as a small low-profit enterprise, it chose to enjoy the preferential tax rate of 5% for small low-profit enterprises in the year ended March 31, 2024.

For the years ended March 31, 2024, 2023 and 2022, Junzhang Shanghai’s subsidiaries, are recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced effective rate of 5% (the effective rate was further reduced to 2.5% for the period from January 1, 2021 to December 31, 2022), and the portion between RMB1 million and RMB3 million is subject to a reduced effective rate of 10% and 5% respectively for 2021 and 2022. During the period from January 1, 2023 to December 31, 2027, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5%.

The estimated tax savings as a result of the Company’s preferential tax rates for the years ended March 31, 2024, 2023 and 2022 amounted to $194,027, $404,130 and $615,291, respectively. Per share effect of the tax savings were $0.01, $0.02 and $0.03 for the years ended March 31, 2024, 2023 and 2022, respectively.

(i) The components of the income tax provision from Cayman Islands, Hong Kong, and China are as follows:

	For the Years Ended
	March 31,
	2024	2023	2022
Current tax provision
Cayman Islands	$—	$—	$—
Hong Kong	—	—	—
China	127,332	73,339	180,242
	127,332	73,339	180,242
Deferred tax provision (benefit)
Cayman Islands		—	—
Hong Kong		—	—
China	(2,530)	34,490	(16,655)
	(2,530)	34,490	(16,655)
Income tax provision	$124,802	$107,829	$163,587

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended March 31, 2024, 2023 and 2022:

	For the Years Ended
	March 31,
	2024	2023	2022
China Statutory income tax rate	25.0%	25.0%	25.0%
Non-taxable items	0.2%	0.4%	1.8%
Additional deduction of qualified R&D expenditures	—	—	(7.5)%
Effect of tax holiday and preferential tax rate	(20.0)%	(29.3)%	(20.1)%
Effect of change in tax rate	(2.8)%	—	—
Change in valuation allowance	10.7%	13.5%	6.1%
Others	(0.2)%	(1.8)%	—
Effective tax rate	12.9%	7.8%	5.3%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

(b) Deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	March 31,	March 31,
Deferred tax assets	2024	2023
Allowance for credit loss	$78,810	$95,169
Reserve for inventory	4,580	1,775
Operating lease liabilities	43,346	46,784
Net operating loss carried forward	383,524	331,241
Total deferred tax assets	510,260	474,969
Valuation allowance	(445,403)	(359,904)
Deferred tax assets, net of valuation allowance	$64,857	$115,065
Net off deferred tax liabilities	(17,272)	(62,877)
Deferred tax assets, net	$47,585	$52,188

	March 31,	March 31,
Deferred tax liabilities	2024	2023
Finance lease	$—	$28,692
Right-of-use assets	17,350	39,359
Deferred tax liabilities	17,350	68,051
Net off deferred tax assets	(17,272)	(62,877)
Deferred tax liabilities, net	$78	$5,174

Movement of the valuation allowance:

	March 31,	March 31,
Valuation allowance	2024	2023
Beginning balance	$359,904	$188,994
Current year addition	104,207	185,808
Exchange difference	(18,708)	(14,898)
Ending balance	$445,403	$359,904

As of March 31, 2024 and 2023, the Company’s PRC entities had net operating loss carryforwards of approximately 3.1$ million and 1.8$ million, respectively, which will be available to offset future taxable income. As of March 31, 2024, these carryforwards will expire from 2025 through 2033, if not used. The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not that its deferred tax assets derived from the net operating loss carried forward could not be realized due to uncertainty on future earnings in Junzhang Shanghai and some of its subsidiaries and the Company provided a 100% allowance for the deferred tax assets of these entities as of March 31, 2024.

(c) Taxes payable

Taxes payable consist of the following:

	March 31,	March 31,
	2024	2023
Income tax payable	$126,041	$123,437
Value added tax payable	133,694	151,183
Other taxes payable	8,975	9,012
Total taxes payable	$268,710	$283,632

(d) Uncertain tax position

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2023, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended March 31, 2024, 2023 and 2022, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.